Property, Plant and Equipment - Additional information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Rental income from property plant and equipment	₩ 1,755	₩ 2,271	₩ 2,806